FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2022
Fair Value Measurement [Abstract]
Disclosure of classification of financial assets
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$512	$512
Accounts receivable and other (current and non-current)	—	423	423
Financial assets(1)	168	—	168
Due from Brookfield Infrastructure	—	558	558
Total	$168	$1,493	$1,661

Financial liabilities
Accounts payable and other (current and non-current)	$—	$467	$467
Non-recourse borrowings (current and non-current)	—	4,473	4,473
Exchangeable and class B shares(2)	—	4,222	4,222
Loans payable to Brookfield Infrastructure	—	131	131
Total	$—	$9,293	$9,293
1.Derivative instruments which are elected for hedge accounting totaling $98 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 15, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2021:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$469	$469
Accounts receivable and other (current and non-current)	—	402	402
Financial assets(1)	30	—	30
Due from Brookfield Infrastructure	—	1,093	1,093
Total	$30	$1,964	$1,994

Financial liabilities
Accounts payable and other (current and non-current)	$—	$416	$416
Non-recourse borrowings (current and non-current)	—	3,556	3,556
Exchangeable and class B shares(2)	—	4,466	4,466
Financial liabilities (current and non-current)(1)	—	995	995
Loans payable to Brookfield Infrastructure	—	131	131
Total	$—	$9,564	$9,564
1.Derivative instruments which are elected for hedge accounting totaling $30 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 15, Equity.

Disclosure of classification of financial liabilities
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at June 30, 2022:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$512	$512
Accounts receivable and other (current and non-current)	—	423	423
Financial assets(1)	168	—	168
Due from Brookfield Infrastructure	—	558	558
Total	$168	$1,493	$1,661

Financial liabilities
Accounts payable and other (current and non-current)	$—	$467	$467
Non-recourse borrowings (current and non-current)	—	4,473	4,473
Exchangeable and class B shares(2)	—	4,222	4,222
Loans payable to Brookfield Infrastructure	—	131	131
Total	$—	$9,293	$9,293
1.Derivative instruments which are elected for hedge accounting totaling $98 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 15, Equity.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2021:

US$ MILLIONS Financial Instrument Classification
MEASUREMENT BASIS	Fair value through profit or loss	Amortized Cost	Total
Financial assets
Cash and cash equivalents	$—	$469	$469
Accounts receivable and other (current and non-current)	—	402	402
Financial assets(1)	30	—	30
Due from Brookfield Infrastructure	—	1,093	1,093
Total	$30	$1,964	$1,994

Financial liabilities
Accounts payable and other (current and non-current)	$—	$416	$416
Non-recourse borrowings (current and non-current)	—	3,556	3,556
Exchangeable and class B shares(2)	—	4,466	4,466
Financial liabilities (current and non-current)(1)	—	995	995
Loans payable to Brookfield Infrastructure	—	131	131
Total	$—	$9,564	$9,564
1.Derivative instruments which are elected for hedge accounting totaling $30 million are included in financial assets and $nil of derivative instruments are included in financial liabilities.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. See Note 15, Equity.

Carrying and fair values of financial assets
The following table provides the carrying values and fair values of financial instruments as at June 30, 2022 and December 31, 2021:

	June 30, 2022		December 31, 2021
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$512	$512	$469	$469
Accounts receivable and other (current and non-current)	423	423	402	402
Financial assets	168	168	30	30
Due from Brookfield Infrastructure	558	558	1,093	1,093
Total	$1,661	$1,661	$1,994	$1,994

Financial liabilities
Accounts payable and other (current and non-current)	$467	$467	$416	$416
Non-recourse borrowings (current and non-current)(1)	4,473	4,375	3,556	3,627
Exchangeable and class B shares(2)	4,222	4,222	4,466	4,466
Financial liabilities (current and non-current)	—	—	995	995
Loans payable to Brookfield Infrastructure	131	131	131	131
Total	$9,293	$9,195	$9,564	$9,635
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. For the purpose of the disclosure above, the class C shares have a fair value of $80 million as at June 30, 2022.
The following table summarizes the valuation techniques and significant inputs for our company’ financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2022	December 31, 2021
Interest rate swaps & other	Level 2(1)
Financial assets		$98	$30
Financial liabilities		—	—
Other instruments	Level 3(2)
Financial assets		$70	$—
Financial liabilities		—	—
1.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
2.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates

Carrying and fair values of financial liabilities
The following table provides the carrying values and fair values of financial instruments as at June 30, 2022 and December 31, 2021:

	June 30, 2022		December 31, 2021
US$ MILLIONS	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$512	$512	$469	$469
Accounts receivable and other (current and non-current)	423	423	402	402
Financial assets	168	168	30	30
Due from Brookfield Infrastructure	558	558	1,093	1,093
Total	$1,661	$1,661	$1,994	$1,994

Financial liabilities
Accounts payable and other (current and non-current)	$467	$467	$416	$416
Non-recourse borrowings (current and non-current)(1)	4,473	4,375	3,556	3,627
Exchangeable and class B shares(2)	4,222	4,222	4,466	4,466
Financial liabilities (current and non-current)	—	—	995	995
Loans payable to Brookfield Infrastructure	131	131	131	131
Total	$9,293	$9,195	$9,564	$9,635
1.Non-recourse borrowings are classified under level 2 of the fair value hierarchy. For level 2 fair values, future cash flows are estimated based on observable forward interest rates at the end of the reporting period.
2.Class C shares are also classified as financial liabilities due to their cash redemption feature. However, the class C shares meet certain qualifying criteria and are presented as equity. For the purpose of the disclosure above, the class C shares have a fair value of $80 million as at June 30, 2022.
The following table summarizes the valuation techniques and significant inputs for our company’ financial assets and financial liabilities:

US$ MILLIONS	Fair value hierarchy	June 30, 2022	December 31, 2021
Interest rate swaps & other	Level 2(1)
Financial assets		$98	$30
Financial liabilities		—	—
Other instruments	Level 3(2)
Financial assets		$70	$—
Financial liabilities		—	—
1.Valuation technique: Discounted cash flow. Future cash flows are estimated based on forward exchange and interest rates (from observable forward exchange and interest rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects our credit risk and the credit risk of various counterparties.
2.Valuation technique: Discounted cash flow. Future cash flows primarily driven by assumptions concerning the amount and timing of estimated future cash flows and discount rates